Insurance revenue	12 Months Ended
Dec. 31, 2025
Insurance revenue [abstract]
Insurance revenue
6 Insurance revenue

	2025		2024		2023

	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Expected insurance claims and expenses	7,194	26	7,870	32	8,383	32

Earnings released from CSM	930	37	958	33	952	17

Release of risk adjustment	265	14	295	14	340	15

Recovery of acquisition cash flows	538	-	553	-	558	-

Other	(20)	-	(19)	-	(39)	-

Contracts measured under Non-PAA 1	8,906	77	9,656	80	10,195	64

Contracts measured under the PAA	114	-	104	-	127	-

Total Insurance revenue	9,020	77	9,761	80	10,322	64

1	This includes contracts measured under the General model and Variable fee approach.
The following table shows the revenue recognized on insurance and investments contracts with discretionary participation features (DPF) by transition method. Other contracts comprise contracts transitioned under the full retrospective approach and contracts issued after the transition to IFRS 17.

Revenue recognized on contracts in-force	2025	2024	2023

Insurance contracts

Transitioned under the modified retrospective approach	441	529	514

Transitioned under the fair value approach	7,280	8,053	8,707

Other contracts	1,299	1,178	1,101

Total revenue recognized on insurance contracts	9,020	9,761	10,322

Investment contracts with DPF

Transitioned under the fair value approach	77	80	64

Total revenue recognized on investment contracts with DPF	77	80	64